RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Disclosure of initial application of standards or interpretations
The total impact on the Company’s financial instruments as of January 1, 2018 is as follows:

	Fair value through profit or loss	Fair value through other comprehensive income	Held to maturity	Amortized cost (Loans and receivables 2017)

Closing balance as of December 31, 2017 - IAS 39	332,143	—	6,129	131,675
Reclassification of Investments in bonds from Held to maturity to Fair value through other comprehensive income	—	6,129	(6,129)	—
Reclassification of Investments in bonds from Fair value through profit or loss to Fair value through other comprehensive income	(78,258)	78,258	—	—
Reclassification of Other financial Instruments from Fair value through profit or loss to Amortized cost	(28,343)	—	—	28,343
Adjustment of Other comprehensive income from adoption of IFRS 9	—	75	—	—
Opening balance as of January 1, 2018 - IFRS 9	225,542	84,462	—	160,018

	Reserves	Retained earnings

Closing balance as of December 31, 2017 - IAS 39	1,416,121	6,491,385
Financial instruments	733	(658)
Income tax related to Financial instruments	(124)	124
Allowance for impairment of trade receivables	—	569
Income tax related to Allowance for impairment of trade receivables	—	(137)
Effect on Minority interest related to the adoption of IFRS 9	(159)	(45)
Opening balance as of January 1, 2018 - IFRS 9	1,416,571	6,491,238
To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. On that basis, the loss allowance as of January 1, 2018, was determined as follows for trade receivables:

	Fully performing	Past due between 1 and 90 days	Past due between 91 and 360 days	Past due more than 360 days

Expected loss rate	0.12%	0.93%	8.08%	99.54%
Non-guaranteed trade receivables - Gross carrying amount	543,792	51,669	6,080	14,397
Allowance for trade receivables	(668)	(483)	(491)	(14,331)